                     CLASS A, CLASS B AND CLASS C SHARES OF

                            AIM OPPORTUNITIES I FUND

                        Supplement dated January 26, 2004
    to the Prospectus dated March 3, 2003, as supplemented August 14, 2003,
            September 30, 2003, November 10, 2003, December 5, 2003,
                     December 16, 2003 and January 16, 2004

Effective January 26, 2004, the following information replaces in its entirety the information appearing under the heading "FUND MANAGEMENT - PORTFOLIO MANAGERS" on page 5 of the Prospectus:

"The advisor uses a team approach to investment management. The individual members of the team (co-managers) who are primarily responsible for the management of the fund's portfolio are

     o Brant H. DeMuth, Senior Portfolio Manager, who has been responsible for the fund since 1998 and has been associated with the advisor and/or its affiliates since 1996.

     o Robert C. Leslie, Portfolio Manager, who has been responsible for the fund since 2000 and has been associated with the advisor and/or its affiliates since 1998. From 1995 to 1996, he ran his own investment firm, Gamma Investment Management, until it merged with Darien Capital Management where he served as Portfolio Manager and Partner until 1998.

     o Charles D. Scavone, Senior Portfolio Manager, who has been responsible for the fund since 1998 and has been associated with the advisor and/or its affiliates since 1996.

     They are assisted by the Opportunities Team. More information on the fund's management team may be found on our website (http://www.aiminvestments.com)."

                     CLASS A, CLASS B AND CLASS C SHARES OF

                            AIM OPPORTUNITIES II FUND

                        Supplement dated January 26, 2004
    to the Prospectus dated March 3, 2003, as supplemented August 14, 2003,
            September 30, 2003, November 10, 2003, December 5, 2003,
                     December 16, 2003 and January 16, 2004

Effective January 26, 2004, the following information replaces in its entirety the information appearing under the heading "FUND MANAGEMENT - PORTFOLIO MANAGERS" on page 5 of the Prospectus:

"The advisor uses a team approach to investment management. The individual members of the team (co-managers) who are primarily responsible for the management of the fund's portfolio are

     o Brant H. DeMuth, Senior Portfolio Manager, who has been responsible for the fund since 1998 and has been associated with the advisor and/or its affiliates since 1996.

     o Robert C. Leslie, Portfolio Manager, who has been responsible for the fund since 2000 and has been associated with the advisor and/or its affiliates since 1998. From 1995 to 1996, he ran his own investment firm, Gamma Investment Management, until it merged with Darien Capital Management where he served as Portfolio Manager and Partner until 1998.

     o Charles D. Scavone, Senior Portfolio Manager, who has been responsible for the fund since 1998 and has been associated with the advisor and/or its affiliates since 1996.

     They are assisted by the Opportunities Team. More information on the fund's management team may be found on our website (http://www.aiminvestments.com)."

                     CLASS A, CLASS B AND CLASS C SHARES OF

                           AIM OPPORTUNITIES III FUND

                        Supplement dated January 26, 2004
    to the Prospectus dated March 3, 2003, as supplemented August 14, 2003,
            September 30, 2003, November 10, 2003, December 5, 2003,
                     December 16, 2003 and January 16, 2004

Effective January 26, 2004, the following information replaces in its entirety the information appearing under the heading "FUND MANAGEMENT - PORTFOLIO MANAGERS" on page 5 of the Prospectus:

"The advisor uses a team approach to investment management. The individual members of the team (co-managers) who are primarily responsible for the management of the fund's portfolio are

     o Brant H. DeMuth, Senior Portfolio Manager, who has been responsible for the fund since 1999 and has been associated with the advisor and/or its affiliates since 1996.

     o Robert C. Leslie, Portfolio Manager, who has been responsible for the fund since 2000 and has been associated with the advisor and/or its affiliates since 1998. From 1995 to 1996, he ran his own investment firm, Gamma Investment Management, until it merged with Darien Capital Management where he served as Portfolio Manager and Partner until 1998.

     o Charles D. Scavone, Senior Portfolio Manager, who has been responsible for the fund since 1999 and has been associated with the advisor and/or its affiliates since 1996.

     They are assisted by the Opportunities Team. More information on the fund's management team may be found on our website (http://www.aiminvestments.com)."


                                       1